Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,847,330)	$ (227,453)	$ (693,681)	$ 378,859
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
(Income) loss from discontinued operation	(962,737)	227,453
Depreciation and amortization	42,124		38,326	19,804
Depreciation of lease merchandise	1,019,709
Impairment of lease merchandise	300,000
Compensation expense related to issuance of stock options	271,700		51,721	31,307
Compensation expense related to issuance of warrants	11,200
Provision for uncollectible accounts	593,180			62,949
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(618,702)
(Increase) in prepaid expenses and other	(106,742)		48,094	(30,074)
(Increase) in lease merchandise	(3,884,555)		(8,004)
(Increase) in security deposits	(47,768)		(3,462)	(537)
Increase in accounts payable	144,589		(39,458)	41,396
Increase in accrued payroll and related taxes	101,053		(1,197)	8,420
Increase in accrued expenses	123,788		(3,840)	29,643
Decrease (increase) in retained interest in purchased accounts receivable			2,053,125	(751,256)
Increase in due from client			(256,313)
Decrease (increase) in earned but uncollected			30,325	(11,735)
Decrease in collected but not earned			(16,314)	(8,297)
Net cash used in operating activities - continuing operations	(5,860,491)
Net cash provided) by operating activities - discontinued operations	6,306,171	2,018,294
Net cash provided by operating activities	445,680	2,018,294	1,199,322	(229,521)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(148,873)		(82,148)	(17,031)
Patent costs			(30,760)
Net cash used in investing activities - continuing operations	(148,873)
Net cash used in investing activities- discontinued operations		(83,393)
Net cash used in investing activities	(148,873)	(83,393)	(112,908)	(17,031)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from shareholders	1,000,000
Proceeds from exercise of stock options	11,667
Proceeds from sale of common stock	5,472,008
(Payments to) proceeds from financial institution, net			(1,736,821)	550,420
Payment of costs related to issuance of common stock	(39,000)		1,000,000
Net cash provided by financing operations - continuing operations	6,444,675
Net cash used in financing operations - discontinued operations	(3,201,600)	(1,283,879)
Net cash provided by (used in) financing activities	3,243,075	(1,283,879)	(736,821)	550,420
INCREASE IN CASH	3,539,882	651,022	349,593	303,868
CASH, beginning of period	960,032	610,439	610,439	306,571
CASH, end of period	$ 4,499,914	$ 1,261,461	$ 960,032	$ 610,439